Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Impairment of intangible assets	¥ 0	¥ 0
IPR&D [Member]
Fair value of intangible asset	¥ 26,844		$ 3,954